Employee Benefit Plan, Schedule, Reportable Transaction (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001 [Member]
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 3,117